UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2007

Check here if Amendment / /; Amendment Number:________

    This Amendment (Check only one.):   / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scepter Holdings, Inc.
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brandon Teague
Title: Director of Trading
Phone: 972-237-2922

Signature, Place, and Date of Signing:

       /s/ Brandon Teague            Fort Worth, Texas         August 13, 2007
       --------------------------   ---------------------  ---------------------
       [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 84

Form 13F Information Table Value Total: $961,660 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-10109                  Amalgamated Gadget, L.P.
    2                 28-10277                  Geoffrey Raynor

                           FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8

                                                                      Shares or
                                                  CUSIP     Value     Principal   SH/  Put/ Investment   Other   Voting Authority
Name of Issuer                Title of Class     Number    (X$1000)    Amount     PRN  Call Discretion  Managers Sole   Shared  None
--------------                --------------     ------    --------    ------     ---  ----  ---------  -------- ----  ------ ----
AMR CORP                      COM               001765106   1,622         61,550   SH        DEFINED    1, 2      61,550
AMR CORP                      NOTE 4.250% 9/2   001765BA3 136,895     85,350,000  PRN        DEFINED    1, 2  85,350,000
AMR CORP                      NOTE 4.500% 2/1   001765BB1  31,736     23,700,000  PRN        DEFINED    1, 2  23,700,000
ABITIBI-CONSOLIDATED INC      COM               003924107     988        336,000   SH        DEFINED    1, 2     336,000
ANADARKO PETE CORP            COM               032511107   8,495        163,400   SH        DEFINED    1, 2     163,400
ANDREW CORP                   COM               034425108   1,011         70,000   SH        DEFINED    1, 2      70,000
APACHE CORP                   COM               037411105  10,933        134,000   SH        DEFINED    1, 2     134,000
ARCH COAL INC                 COM               039380100   2,286         65,700   SH        DEFINED    1, 2      65,700
ASPEN INSURANCE HOLDINGS LTD  SHS               G05384105   4,653        165,777   SH        DEFINED    1, 2     165,777
ATMEL CORP                    COM               049513104     430         77,400   SH        DEFINED    1, 2      77,400
AXIS CAPITAL HOLDINGS         SHS               G0692U109   5,098        125,400   SH        DEFINED    1, 2     125,400
BIOMET INC                    COM               090613100   7,983        174,600   SH        DEFINED    1, 2     174,600
CABLEVISION SYS CORP          CL A NY CABLVS    12686C109     445         12,300   SH        DEFINED    1, 2      12,300
CERIDIAN CORP NEW             COM               156779100   2,625         75,000   SH        DEFINED    1, 2      75,000
CHARTER COMMUNICATIONS INC D  CL A              16117M107   1,418        350,000   SH        DEFINED    1, 2     350,000
CHARTER COMMUNICATIONS INC D  NOTE 5.875% 11/1  16117MAE7  17,881     10,000,000  PRN        DEFINED    1, 2  10,000,000
CHESAPEAKE ENERGY CORP        COM               165167107  14,989        433,200   SH        DEFINED    1, 2     433,200
CHINA TECHFAITH WIRLS COMM T  SPONSORED ADR     169424108     126         21,935   SH        DEFINED    1, 2      21,935
COLOR KINETICS INC            COM               19624P100   4,510        135,000   SH        DEFINED    1, 2     135,000
COMSYS IT PARTNERS INC        COM               20581E104  48,933      2,145,254   SH        DEFINED    1, 2   2,145,254
CONOCOPHILLIPS                COM               20825C104   5,479         69,800   SH        DEFINED    1, 2      69,800
CONTINENTAL AIRLS INC         CL B              210795308  23,731        700,650   SH        DEFINED    1, 2     700,650
CORUS BANKSHARES INC          COM               220873103   4,765        276,100   SH        DEFINED    1, 2     276,100
COUNTRYWIDE FINANCIAL CORP    COM               222372104   1,778         48,900   SH        DEFINED    1, 2      48,900
DELTA AIR LINES INC DEL       COM NEW           247361702  28,597      1,451,628   SH        DEFINED    1, 2   1,451,628
DEVON ENERGY CORP NEW         COM               25179M103   1,949         24,900   SH        DEFINED    1, 2      24,900
DOLLAR GEN CORP               COM               256669102   2,411        110,000   SH        DEFINED    1, 2     110,000
EOG RES INC                   COM               26875P101   3,375         46,200   SH        DEFINED    1, 2      46,200
EFUNDS CORP                   COM               28224R101   4,747        134,500   SH        DEFINED    1, 2     134,500
EMPLOYERS HOLDINGS INC        COM               292218104     272         12,800   SH        DEFINED    1, 2      12,800
FINANCIAL INSTNS INC          COM               317585404     403         19,950   SH        DEFINED    1, 2      19,950
FIRST DATA CORP               COM               319963104   5,195        159,000   SH        DEFINED    1, 2     159,000
FIRST REP BK SAN FRANCISCO    COM               336158100   6,273        116,900   SH        DEFINED    1, 2     116,900
FORD MTR CO DEL               COM PAR $0.01     345370860  38,544      4,091,667   SH        DEFINED    1, 2   4,091,667
FORD MTR CO CAP TR II         PFD TR CV6.5%     345395206   2,465         63,930  PRN        DEFINED    1, 2      63,930
FOUNDATION COAL HLDGS INC     COM               35039W100   6,608        162,600   SH        DEFINED    1, 2     162,600
FREEPORT-MCMORAN COPPER & GO  COM               35671D857   1,897         22,900   SH        DEFINED    1, 2      22,900
FREIGHTCAR AMER INC           COM               357023100   4,385         91,660   SH        DEFINED    1, 2      91,660
FREMONT GEN CORP              COM               357288109  36,653      3,406,400   SH        DEFINED    1, 2   3,406,400
GENERAL MTRS CORP             DEB SR CV C 33    370442717 289,535     11,695,200  PRN        DEFINED    1, 2  11,695,200
GENERAL MTRS CORP             DEB SR CONV B     370442733     332         15,000  PRN        DEFINED    1, 2      15,000
GENESCO INC                   COM               371532102   2,888         55,200   SH        DEFINED    1, 2      55,200
GENESIS HEALTHCARE CORP       COM               37184D101  17,707        258,800   SH        DEFINED    1, 2     258,800
GREY WOLF INC                 NOTE 3.750% 5/0   397888AD0   2,785      2,100,000  PRN        DEFINED    1, 2   2,100,000
GREY WOLF INC                 COM               397888108   2,030        246,400   SH        DEFINED    1, 2     246,400
HAYES LEMMERZ INTL INC        COM NEW           420781304   6,337      1,184,445   SH        DEFINED    1, 2   1,184,445
HUDSON CITY BANCORP           COM               443683107     243         19,860   SH        DEFINED    1, 2      19,860
INDYMAC BANCORP INC           COM               456607100   6,318        216,600   SH        DEFINED    1, 2     216,600
INFRASOURCE SVCS INC          COM               45684P102   5,825        157,000   SH        DEFINED    1, 2     157,000
INTEL CORP                    SDCV 2.950% 12/1  458140AD2   1,812      1,900,000  PRN        DEFINED    1, 2   1,900,000
INTERVEST BANCSHARES CORP     CL A              460927106   1,313         46,643   SH        DEFINED    1, 2      46,643
IPC HLDGS LTD                 ORD               G4933P101   4,479        138,720   SH        DEFINED    1, 2     138,720
KOMAG INC                     COM NEW           500453204   2,392         75,000   SH        DEFINED    1, 2      75,000
LAUREATE EDUCATION INC        COM               518613104     573          9,300   SH        DEFINED    1, 2       9,300
LEVEL 3 COMMUNICATIONS INC    NOTE 5.250% 12/1  52729NBF6  29,323     18,500,000  PRN        DEFINED    1, 2  18,500,000
LIBBEY INC                    COM               529898108   2,254        104,500   SH        DEFINED    1, 2     104,500
MERCANTILE BANK CORP          COM               587376104     735         27,119   SH        DEFINED    1, 2      27,119
METHANEX CORP                 COM               59151K108   7,510        298,709   SH        DEFINED    1, 2     298,709
MOVIE GALLERY INC             COM               624581104     156         82,000   SH        DEFINED    1, 2      82,000
NATIONAL R V HLDGS INC        COM               637277104     504        345,300   SH        DEFINED    1, 2     345,300
NAVIOS MARITIME HOLDINGS INC  *W EXP 12/09/200  Y62196111   1,244        176,468   SH        DEFINED    1, 2     176,468
NEW YORK CMNTY CAP TR V       BONUSES           64944P307   1,038         21,700   SH        DEFINED    1, 2      21,700
NORTHWEST AIRLS CORP          COM               667280408   6,308        284,143   SH        DEFINED    1, 2     284,143
OAKLEY INC                    COM               673662102   4,916        173,100   SH        DEFINED    1, 2     173,100
PHH CORP                      COM NEW           693320202   1,395         44,700   SH        DEFINED    1, 2      44,700
PEABODY ENERGY CORP           COM               704549104  11,732        242,500   SH        DEFINED    1, 2     242,500
R H DONNELLEY CORP            COM NEW           74955W307   1,076         14,200   SH        DEFINED    1, 2      14,200
RES-CARE INC                  COM               760943100  17,612        833,100   SH        DEFINED    1, 2     833,100
RINKER GROUP LTD              SPONSORED ADR     76687M101   2,093         26,300   SH        DEFINED    1, 2      26,300
RITE AID CORP                 COM               767754104     479         75,000   SH        DEFINED    1, 2      75,000
SLM CORP                      COM               78442P106   2,148         37,300   SH        DEFINED    1, 2      37,300
SERVICEMASTER CO              COM               81760N109   4,154        268,700   SH        DEFINED    1, 2     268,700
SIERRA HEALTH SVCS INC        COM               826322109   7,601        182,800   SH        DEFINED    1, 2     182,800
STREETTRACKS GOLD TR          GOLD SHS          863307104     455          7,000   SH        DEFINED    1, 2       7,000
TIME WARNER CABLE INC         CL A              88732J108   2,687         68,600   SH        DEFINED    1, 2      68,600
TRIAD HOSPITALS INC           COM               89579K109   9,971        185,480   SH        DEFINED    1, 2     185,480
24/7 REAL MEDIA INC           COM NEW           901314203     961         81,800   SH        DEFINED    1, 2      81,800
UAL CORP                      COM NEW           902549807   2,265         55,800   SH        DEFINED    1, 2      55,800
UAL CORP                      DBCV 5.000% 2/0   902549AE4   1,380      1,240,000  PRN        DEFINED    1, 2   1,240,000
ULTRA PETROLEUM CORP          COM               903914109   3,734         67,600   SH        DEFINED    1, 2      67,600
UNITED MICROELECTRONICS CORP  SPONSORED ADR     910873207     268         76,000   SH        DEFINED    1, 2      76,000
UNIVERSAL COMPRESSION HLDGS   COM               913431102   2,087         28,800   SH        DEFINED    1, 2      28,800
VALERO ENERGY CORP NEW        COM               91913Y100   4,845         65,600   SH        DEFINED    1, 2      65,600
VISTEON CORP                  COM               92839U107   3,576        441,500   SH        DEFINED    1, 2     441,500
